Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Warby Parker Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40825
Entity Tax Identification Number	80-0423634
Entity Address, Address Line One	233 Spring Street
Entity Address, Address Line Two	6th Floor East
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	646
Local Phone Number	847-7215
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	WRBY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001504776